Fair value measurements - Fair value on a nonrecurring basis (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements [Line Items]
Impairment loss	$ 0	$ 29,221	$ 321,978
Fair Value, Measurements, Nonrecurring
Fair Value Measurements [Line Items]
Impairment loss		10,684	304,163
Vessels, net | Fair Value, Measurements, Nonrecurring
Fair Value Measurements [Line Items]
Impairment loss		10,684	145,631
Advances for vessels under construction | Fair Value, Measurements, Nonrecurring
Fair Value Measurements [Line Items]
Impairment loss			158,532
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Nonrecurring
Fair Value Measurements [Line Items]
Property, plant, and equipment, Fair value		12,700	295,927
Significant Other Observable Inputs (Level 2) | Vessels, net | Fair Value, Measurements, Nonrecurring
Fair Value Measurements [Line Items]
Property, plant, and equipment, Fair value		$ 12,700	259,775
Significant Other Observable Inputs (Level 2) | Advances for vessels under construction | Fair Value, Measurements, Nonrecurring
Fair Value Measurements [Line Items]
Property, plant, and equipment, Fair value			$ 36,152